Offsetting financial assets and financial liabilities - Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	$ 379,874	$ 303,061
Amounts of financial assets offset on the balance sheet	70,411	19,776
Net amount of financial liabilities presented on the balance sheet	309,463	283,285
Impact of master netting agreements	63,052	57,491
Financial collateral pledged	238,046	217,552
Net amount	8,365	8,242
Amounts not subject to enforceable netting arrangements	15,877	13,944
Total amount recognized on the balance sheet	325,340	297,229
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	294,758	225,193
Amounts of financial assets offset on the balance sheet	69,420	18,379
Net amount of financial liabilities presented on the balance sheet	225,338	206,814
Impact of master netting agreements	527	481
Financial collateral pledged	224,506	206,106
Net amount	305	227
Amounts not subject to enforceable netting arrangements	1,248	0
Total amount recognized on the balance sheet	226,586	206,814
Derivative liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	84,624	76,877
Amounts of financial assets offset on the balance sheet	710	583
Net amount of financial liabilities presented on the balance sheet	83,914	76,294
Impact of master netting agreements	62,524	57,010
Financial collateral pledged	13,540	11,446
Net amount	7,850	7,838
Amounts not subject to enforceable netting arrangements	14,629	13,944
Total amount recognized on the balance sheet	98,543	90,238
Other liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	492	991
Amounts of financial assets offset on the balance sheet	281	814
Net amount of financial liabilities presented on the balance sheet	211	177
Impact of master netting agreements	1	0
Net amount	210	177
Amounts not subject to enforceable netting arrangements	0	0
Total amount recognized on the balance sheet	$ 211	$ 177